Income taxes - Schedule of Components of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 1,018	¥ 149	¥ 0
Deferred tax expense	$ (288)	(1,889)	(661)	(141)
Total	$ (133)	¥ (871)	¥ (512)	¥ (141)